Restructuring and Related Activities (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
Activity in the Company’s accrual for restructuring for the years ended December 31, 2022 and 2021 are as follows:

Restructuring Programs
Accrued restructuring as of December 31, 2020	$8,248
Restructuring and related charges	1,433
Cash payments	(5,266)
Currency translation adjustments	(328)
Accrued restructuring as of December 31, 2021	4,087
Restructuring and related charges	3,163
Cash payments	(1,532)
Currency translation adjustments	(235)
Accrued restructuring as of December 31, 2022	$5,483